UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number:	811-04304

Exact Name of Registrant as Specified in Charter:	Delaware Group® Government Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	July 1, 2012 - June 30, 2013

ITEM 1. PROXY VOTING RECORD.

========================= Delaware Core Plus Bond Fund =========================

BB&T CORPORATION

Ticker:       BBT            Security ID:  054937206

Meeting Date: APR 23, 2013   Meeting Type: Special

Record Date:  MAR 01, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Amend Articles of Incorporation of      For       For          Management

      BB&T to Change the Payment Dates of

      its Preferred Stock Dividends to

      Conform with the Payment Date of its

      Common Stock Dividends and Conform

      Preferred Stock Record Dates

2     Adjourn Meeting                         For       For          Management

--------------------------------------------------------------------------------

HEALTHSOUTH CORPORATION

Ticker:       HLS            Security ID:  421924408

Meeting Date: MAY 02, 2013   Meeting Type: Annual

Record Date:  MAR 04, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director John W. Chidsey          For       For          Management

1.2   Elect Director Donald L. Correll        For       For          Management

1.3   Elect Director Yvonne M. Curl           For       For          Management

1.4   Elect Director Charles M. Elson         For       For          Management

1.5   Elect Director Jay Grinney              For       For          Management

1.6   Elect Director Jon F. Hanson            For       For          Management

1.7   Elect Director Joan E. Herman           For       For          Management

1.8   Elect Director Leo I. Higdon, Jr.       For       For          Management

1.9   Elect Director Leslye G. Katz           For       For          Management

1.10  Elect Director John E. Maupin, Jr.      For       For          Management

1.11  Elect Director L. Edward Shaw, Jr.      For       For          Management

2     Ratify Auditors                         For       For          Management

3     Advisory Vote to Ratify Named           For       For          Management

      Executive Officers' Compensation

==================== Delaware Inflation Protected Bond Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==========------------------- END N-PX REPORT ===================================

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP® GOVERNMENT FUND

By:	Patrick P. Coyne
Name:	Patrick P. Coyne
Title:	Chairman/President/
Chief Executive Officer
Date:	August 23, 2013